Basis of Presentation (Details) - Schedule of subsidiary	6 Months Ended
Jun. 30, 2022
Versus Systems (Holdco) Inc. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%
Principal Activity	Holding Company
Versus Systems UK, Ltd. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United Kingdom
Proportion of Ownership Interest	81.90%
Principal Activity	Sales Company
Versus LLC [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%
Principal Activity	Technology Company
Xcite Interactive, Inc.[Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	100.00%
Principal Activity	Technology Company